S000065418 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	68 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI USA Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.08%	14.56%	15.34%
MSCI USA Extended ESG Leaders Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.60%	14.80%	15.70%
iShares ESG MSCI USA Leaders ETF
Prospectus [Line Items]
Average Annual Return, Percent	23.46%	14.70%	15.58%
Performance Inception Date			May 07, 2019
iShares ESG MSCI USA Leaders ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	23.13%	14.32%	15.18%
iShares ESG MSCI USA Leaders ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.11%	11.75%	12.58%